Long-Term Debt, Annual Principal Payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Annual Principal Payments [Abstract]
2025	$ 24,585,788
2026	6,731,157
2027	11,903,798
Total long-term debt	43,220,743		$ 86,604,000
Interest incurred on long-term debt	$ 3,100,000	$ 5,300,000
Long-Term Debt [Member]
Annual Principal Payments [Abstract]
Weighted average interest rate	8.70%	8.30%